Non-financial assets and liabilities (Details) - Schedule of Inventories - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Non-financial assets and liabilities (Details) - Schedule of Inventories [Line Items]
Inventories, Current	$ 839,968	$ 326,578
Inventories, Non- current	1,219,646	956,936
Inventories, Total	2,059,614	1,283,514
Raw materials and stores (Colostrum) [Member]
Non-financial assets and liabilities (Details) - Schedule of Inventories [Line Items]
Inventories, Current		137,206
Inventories, Non- current	1,108,256	956,936
Inventories, Total	1,108,256	1,094,142
Work in progress [Member]
Non-financial assets and liabilities (Details) - Schedule of Inventories [Line Items]
Inventories, Current	444,905	124,412
Inventories, Non- current	111,390
Inventories, Total	556,295	124,412
Finished goods (Travelan and Protectyn) [Member]
Non-financial assets and liabilities (Details) - Schedule of Inventories [Line Items]
Inventories, Current	394,381	64,923
Inventories, Non- current
Inventories, Total	394,381	64,923
Other inventories [Member]
Non-financial assets and liabilities (Details) - Schedule of Inventories [Line Items]
Inventories, Current	682	37
Inventories, Non- current
Inventories, Total	$ 682	$ 37